Related Parties Transactions - Schedule of Transactions with Related Parties: (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Michelle Zhang [Member]
Loan from a related party
Loan from related parties	$ 313,401
Ufintek Group Pte. Ltd. [Member]
Loan repayments to related parties
Loans repayment to related parties		74,261
Stony Holdings Limited [Member]
Loan repayments to related parties
Loans repayment to related parties		269,986
Yu Fan [Member]
Loan repayments to related parties
Loans repayment to related parties		$ 84,991